Law Offices

Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 (202) 822-9611

January 7, 2009

VIA EDGAR TRANSMISSION Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

RE:	Nationwide Variable Insurance Trust (1940 Act File No.: 811-03213) –
Reorganization of NVIT Mid Cap Growth Fund With and
Into NVIT Multi-Manager Mid Cap Growth Fund and Reorganization of
JPMorgan NVIT Balanced Fund With and Into NVIT Investor
Destinations Moderate Fund

Dear Sir or Madam:

     Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of the Nationwide Variable Insurance Trust (the “Registrant”). The Registration Statement is being filed to (1) register Class I and Class II shares of beneficial interest, without par value, of NVIT Multi-Manager Mid Cap Growth Fund (the “Multi-Manager Fund”), a series of the Registrant, that will be issued to the shareholders of NVIT Mid Cap Growth Fund (the “Mid Cap Growth Fund”), a series of the Registrant, in connection with the transfer of substantially all of the assets of the Mid Cap Growth Fund to the Multi-Manager Fund in exchange for Class I and Class II shares of beneficial interest of the Multi-Manager Fund and (2) register Class II shares of beneficial interest, without par value, of NVIT Investor Destinations Moderate Fund (the “ID Moderate Fund”), a series of the Registrant, that will be issued to the shareholders of JPMorgan NVIT Balanced Fund (the “Balanced Fund”), a series of the Registrant, in connection with the transfer of substantially all of the assets of the Balanced Fund to the ID Moderate Fund in exchange for Class II shares of beneficial interest of the ID Moderate Fund, pursuant to the Plan of Reorganization and Plan of Reorganization and Liquidation that will be voted on by shareholders of the Mid Cap Growth Fund and the Balanced Fund, respectively, at a meeting of shareholders that is currently scheduled to be held on April 14, 2009.

     In accordance with Rule 488 under the Securities Act, it is anticipated that the Registration Statement will automatically become effective on February 6, 2009.

          The Multi-Manager Fund and the ID Moderate Fund have registered an indefinite number of shares pursuant to Rule 24f-2 under the Securities Act. Therefore, no filing fee is due at this time.

          If you have any questions or comments regarding this filing, please call me at (202) 419-8417 or Christopher J. Zimmerman at (202) 419-8402.

Very truly yours,

/s/ Prufesh R. Modhera Prufesh R. Modhera

cc:	Barbara A. Nugent Allan J. Oster